Average Annual Total Returns - Invesco Intermediate Bond Factor Fund	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A SinceInception	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions 10Years	Class A Return After Taxes on Distributions SinceInception	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class A Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class C SinceInception	Class R InceptionDate	Class R 1Year	Class R 5Years	Class R 10Years	Class R SinceInception	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class Y SinceInception	Class R5 InceptionDate	Class R5 1Year	Class R5 5Years		Class R5 10Years		Class R5 SinceInception	Class R6 InceptionDate	Class R6 1Year	Class R6 5Years	Class R6 10Years	Class R6 SinceInception	Lipper High Current Yield Bond Funds Index 1Year	Lipper High Current Yield Bond Funds Index 5Years	Lipper High Current Yield Bond Funds Index 10Years	Lipper High Current Yield Bond Funds Index SinceInception
Total	Aug. 02, 2010	2.89%	4.10%	4.61%		1.04%	2.72%	3.10%		2.11%	2.58%	2.95%		Aug. 02, 2010	5.69%	4.16%	4.41%		Aug. 02, 2010	7.26%	4.69%	4.76%		Aug. 02, 2010	7.79%	5.27%	5.31%		May 24, 2019	7.78%	5.08%	[1]	5.10%	[1]		Nov. 28, 2012	7.79%	5.40%		4.31%	7.51%	4.44%	3.84%

[1]	Performance shown prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class.